Summary Prospectus Supplement

September 1, 2022

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 1, 2022 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus dated April 29, 2022

Global Opportunity Portfolio (Class IR) (the "Fund")

Effective January 2, 2023, the Fund will recommence offering Class IR shares. Accordingly, effective January 2, 2023, the Fund's Summary Prospectus is revised as follows:

The first paragraph of the section of the Summary Prospectus entitled "Purchase and Sale of Fund Shares" is hereby deleted.

Please retain this supplement for future reference.

  IFIGOIRCLSUMPROSPT 9/22